Restricted cash and time deposits - Additional information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Restricted cash and time deposits
Restricted Time Deposits	¥ 278.4		¥ 297.6
Short-term time deposits	¥ 278.4		¥ 297.6
Other restricted cash and time deposits as collateral ADR depositary bank, in custodian accounts for insurance brokerage business and other business requirements | $		$ 3.4		$ 3.7